Expense Example {- Franklin Municipal Green Bond Fund} - Franklin Tax-Free Trust - TF1-36 - Franklin Municipal Green Bond Fund	Jul. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 445
3 years	1,230
5 years	2,032
10 years	4,120
Class C
Expense Example:
1 year	213
3 years	1,006
5 years	1,911
10 years	4,233
Class R6
Expense Example:
1 year	45
3 years	1,232
5 years	2,402
10 years	5,255
Advisor Class
Expense Example:
1 year	47
3 years	813
5 years	1,600
10 years	$ 3,665